Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2023 R / $	Jun. 30, 2023 ZAR_per_AUD	Jun. 30, 2023 USD_per_AUD	Jun. 30, 2022 R / $	Jun. 30, 2022 ZAR_per_AUD	Jun. 30, 2022 USD_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)	25.00%
Foreign exchange risk exposure term	24 months
Closing rate			14.27	18.83	12.56		16.27	11.25
Foreign exchange translation gain/(loss)	R 1,123	R 742	R (1,234)
Remeasurement of gold hedging contracts	(1,233)	(571)	R 4,467
Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32	83
US$ silver contracts | Current derivative financial instruments | Not designated as hedging instrument | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28	71
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	408	R 268
Reasonably possible increase in risk variable percent		4.00%
Increase by 10%, impact on earnings	16	R 10
Decrease by 10%, impact on earnings	R (17)	R (11)
Closing rate | USD_per_AUD						0.67			0.69
Currency risk | Contingent Consideration Liability (Eva) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	4.00%	4.00%
Reasonably possible decrease in risk variable percent	4.00%	4.00%
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R (132)	R 12
Reasonably possible increase in risk variable percent	5.00%	4.00%
Increase by 10%, impact on earnings	R 495	R 26
Reasonably possible decrease in risk variable percent	5.00%	4.00%
Decrease by 10%, impact on earnings	R (615)	R (19)
Closing rate | R / $				18.83			16.27
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 5,695	R 3,180
Reasonably possible increase in risk variable percent	5.00%	4.00%
Increase by 10%, impact on earnings	R 285	R 127
Reasonably possible decrease in risk variable percent	5.00%	4.00%
Decrease by 10%, impact on earnings	R (285)	R (127)
Closing rate | R / $				18.83			16.27
Currency risk | Contingent consideration liability | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 404	R 356
Reasonably possible increase in risk variable percent	5.00%	4.00%
Increase by 10%, impact on earnings	R 20	R 14
Reasonably possible decrease in risk variable percent	5.00%	4.00%
Decrease by 10%, impact on earnings	R (20)	R (14)
Closing rate | R / $				18.83			16.27
Currency risk | Contingent Consideration Liability (Eva) | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 185
Reasonably possible increase in risk variable percent	4.00%
Increase by 10%, impact on earnings	R 7
Decrease by 10%, impact on earnings	R (8)
Closing rate | R / $				0.67